Ordinary Shares (Details) - USD ($)									12 Months Ended
		Feb. 21, 2025	Aug. 23, 2024	Jul. 11, 2024	Mar. 21, 2024	Jul. 02, 2021	May 30, 2020	Oct. 31, 2019	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023	Oct. 27, 2023	Oct. 09, 2023	Feb. 09, 2021	Apr. 28, 2020	Feb. 22, 2020	Jan. 03, 2020
Ordinary Shares [Line Items]
Ordinary share per share (in Dollars per share)																		$ 0.01
Ordinary shares issued																		376,091
Capital injection (in Dollars)								$ 2,557,654
Shares price per share (in Dollars per share)					$ 2.86										$ 0.001
Consolidation of ordinary shares															10
Ordinary share per share (in Dollars per share)															$ 0.01
Fractional shares issued														34,040
Pre-split ordinary shares outstanding														10
Offering cost (in Dollars)					$ 1,989,777				$ 59,588		$ 1,989,777
Net proceeds from the capital (in Dollars)					2,300,223
Aggregate value (in Dollars)		$ 2,000,000							169,390	[1]	39,390	[1]
Percentage of total consideration		99.00%
Subscribes price per shares (in Dollars per share)			$ 1
Gross proceeds (in Dollars)			$ 10,000,000						$ 10,000,000		$ 4,290,000		$ 338,132
Joya Enterprises Limited [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued																	576,308	201,540	916,500
Ordinary share per share (in Dollars per share)																			$ 0.01
Common Class B [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued	[1]								576,308		576,308
Common Class B [Member] | Joya Enterprises Limited [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued																	917,823
Common Class B [Member] | Shareholder [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued																	576,308
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued	[1]								16,362,733		3,362,733
Ordinary share per share (in Dollars per share)	[1]								$ 0.01		$ 0.01
Aggregate shares issued			10,000,000				50,000
Nominal cash consideration (in Dollars)							$ 500
Investors for cash consideration (in Dollars)							$ 1,707,893
Net proceeds from the capital (in Dollars)					$ 4,290,000
Aggregate value (in Dollars)				$ 1,100,000
Class A Ordinary Shares [Member] | Joya Enterprises Limited [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued																	917,823
Class A Ordinary Shares [Member] | Shareholder [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued					1,500,000
Class A Ordinary Shares [Member] | Investors [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued							134,360
Class A Ordinary Shares [Member] | Pop Culture [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued																106,509
Class A Ordinary Shares [Member] | Yi Caishen [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued				1,000,000
Ordinary share per share (in Dollars per share)				$ 1.1
Class A Ordinary Shares [Member] | Xiamen Hand in Hand Network Technology Co., Ltd. [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued		2,000,000
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued						620,000
Shares price per share (in Dollars per share)						$ 60
Aggregate amount (in Dollars)						$ 34,839,398
Purchase price						620,000
Underwriting discounts (in Dollars)						$ 37,200,000
Private Placement [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary share per share (in Dollars per share)			$ 0.01
Pop Culture [Member]
Ordinary Shares [Line Items]
Non-controlling shareholders to acquire percentage																6.45%
Pop Culture [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Non-controlling shareholders to acquire percentage																6.45%
Shaorong Zheng [Member]
Ordinary Shares [Line Items]
Percentage of total consideration				98.00%

[1]	Retroactively restated to reflect 1-for-10 share consolidation effective on October 26, 2023